Exhibit 99.4

Rebuttal Findings 04.16.2026

Seller:

Deal ID:

Total Loan Count: 868

Loans by Grade in Population
Loan Grade	Count	Percentage
1	698	80.41%
2	70	8.06%
3	100	11.52%

Trade Summary
Loan Status	Count	Percentage
Review Complete	767	88.36%
In Rebuttal	101	11.64%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	178	170	170	102	76	0	0	102	0	70	6
2	4	3	3	1	3	0	0	0	0	1	3
1	2424	0	0	2424	0	0	0	0	0	0	2424

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	14	13	0	1	8	0	0
Security Instrument - Inaccurate	7	7	0	0	6	0	0
Security Instrument - Incomplete	4	3	0	1	1	0	0
Security Instrument - Name Discrepancy	2	2	0	0	1	0	0
Security Instrument - Missing Signature	1	1	0	0	0	0	0
Credit	3	1	0	2	0	0	0
Income Variance	2	0	0	2	0	0	0
DTI - Exceeds Guidelines - originator (not pcqc eligible)	1	1	0	0	0	0	0
Valuation	165	164	0	1	94	0	71
Appraisal - Value is not supported within a 10% variance	164	164	0	0	94	0	70
Appraisal - Value is supported within 10% of original appraisal amount	1	0	0	1	0	0	1

Rebuttal Findings 04.16.2026

Seller:

Deal ID:

Total Loan Count: 868